Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Costs and expenses allocated from SINA(2)		$ 47,334	$ 41,136	$ 25,703
Related party outstanding balance:
Amount due from SINA		105,319	16,356
Accounts receivable due from Alibaba		$ 369,093	170,100
SINA
Related party transactions
Loan agreement term		1 year
Principal and interest expense of loan from SINA		$ 2,000	60,000
Principal and interest income of loan to SINA's subsidiary			62,000
Loan to SINA		149,460	59,534
Loan repaid by SINA		101,060	62,252
Loan to SINA		43,600
Revenue billed through/for service provided to SINA(1)		90,645	64,093	39,285
Costs and expenses allocated from SINA(2)		47,334	41,136	25,703
Other costs and expenses billed by SINA		23,400	22,900	20,300
Related party outstanding balance:
Amount due from SINA		$ 105,319	16,356
Annual interest rate on loan to SINA		4.80%
SINA | U.S. dollar-denominated Matching Loan from SINA
Related party transactions
Loan agreement term	1 year
Principal and interest expense of loan from SINA			61,500
Interest expense on matching loan from SINA			1,537
SINA | RMB-denominated Matching Loan to SINA's Subsidiary
Related party transactions
Loan agreement term	1 year
Principal and interest income of loan to SINA's subsidiary			64,000
Interest income on matching loan to SINA			1,735
SINA | Short-term Loan
Related party transactions
Amount of loan			2,000
Interest income on matching loan to SINA		$ 2,425
Alibaba
Related party transactions
Advertising and marketing revenues from related party		117,696	84,688	57,908
Services provided by Alibaba		47,642	32,734	13,988
Related party outstanding balance:
Accounts receivable due from Alibaba		48,222	42,832
Other related parties
Related party transactions
Advertising and marketing revenues from related party		130,200	71,600	45,600
Related party outstanding balance:
Accounts receivable due from Alibaba		130,835	29,696
Value-added services revenues		24,100	21,400	600
Amount of promotional services from related parties		9,300	4,100	$ 10,600
Accounts receivable due from other related parties		130,800	29,700
Accounts payable due to other related parties		31,200	12,200
Accrued and other liabilities due to other related parties		14,400	$ 5,000
One related party
Related party transactions
Advertising and marketing revenues from related party		53,900
Related party outstanding balance:
Accounts receivable due from other related parties		$ 80,900